Regulatory matters (Tables)	12 Months Ended
Mar. 31, 2019
Capital Requirements and Regulatory Adjustments Over Transitional Period

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%
Phase out of recognition of capital instruments that no longer qualify as capital	40.0%	30.0%	20.0%	10.0%	0.0%
Capital conservation buffer	1.875%	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.01%	0.05%	0.05%	0.05%	0.05%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	0.75%	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio	3.0%	3.0%	3.0%	3.0%	3.5	%(3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.05% after March 2019.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

Capital Adequacy Ratios and Leverage Ratios of MHFG, MHBK, and MHTB Calculated in Accordance with Japanese GAAP and Guidelines Established by Financial Services Agency

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2018 and 2019 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2018		2019
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	4,247	7.135	4,661	8.05
Actual	7,437	12.49	7,390	12.76
Tier 1 capital:
Required (1)	5,140	8.635	5,529	9.55
Actual	9,192	15.44	9,232	15.94
Total risk-based capital:
Required (1)	6,331	10.635	6,687	11.55
Actual	10,860	18.24	10,918	18.85
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	4.28	/	4.42
MHBK:
Common Equity Tier 1 capital:
Required	2,400	4.50	2,388	4.50
Actual	6,584	12.34	6,690	12.60
Tier 1 capital:
Required	3,200	6.00	3,184	6.00
Actual	8,330	15.61	8,527	16.06
Total risk-based capital:
Required	4,267	8.00	4,246	8.00
Actual	9,881	18.52	10,098	19.02
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	4.53	/	4.44
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	95	4.50
Actual	498	19.99	500	23.67
Tier 1 capital:
Required	149	6.00	127	6.00
Actual	499	20.05	501	23.70
Total risk-based capital:
Required	199	8.00	169	8.00
Actual	505	20.28	505	23.87
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	7.03	/	6.55
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,312	4.50	2,272	4.50
Actual	6,330	12.32	6,363	12.60
Tier 1 capital:
Required	3,082	6.00	3,029	6.00
Actual	8,081	15.73	8,199	16.23
Total risk-based capital:
Required	4,109	8.00	4,039	8.00
Actual	9,619	18.72	9,757	19.32
Leverage Ratio:
Required	/	—	/	3.00
Actual (3)	/	—	/	4.45
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	94	4.50
Actual	504	20.28	494	23.58
Tier 1 capital:
Required	149	6.00	126	6.00
Actual	504	20.28	494	23.58
Total risk-based capital:
Required	199	8.00	168	8.00
Actual	509	20.50	498	23.75
Leverage Ratio:
Required	/	—	/	3.00
Actual (3)	/	—	/	6.53

Notes:
(1)

The required ratios disclosed above, at March 31, 2018 and 2019, include the transitional capital conservation buffer of 1.875% and 2.5%, respectively, the countercyclical capital buffer of 0.01% and 0.05%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.75% and 1.0%, respectively, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The actual leverage ratios disclosed above, at March 31, 2018, are based on the Pillar 3 requirements.
(3)	MHBK and MHTB did not calculate the leverage ratios on non-consolidated basis at March 31, 2018 as they are excluded from the Pillar 3 requirement.